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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard, Singapore
          238891, Singapore

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director,
        Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena                    Singapore            July 2, 2008
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  2,298,941
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number        Name
---  --------------------------- -----------------------------
1    28-________________________ Fullerton (Private) Limited

2    28-13103                    Fullerton Management Pte Ltd

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------                   -------------- --------- --------- ------------------- -------------- -------- ----------------------
                                                                                                             VOTING AUTHORITY
                                                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER             TITLE OF CLASS  CUSIP    (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------             -------------- --------- --------- ---------- --- ---- -------------- -------- ---------- ------ ----
CYCLACEL PHARMACEUTICALS
INC                        COM            23254L108     3,093    399,135 SH       Shared-defined    2        399,135
EMBRAER-EMPRESA
BRASILEIRA D               SP ADR COM SHS 29081M102    77,962  1,700,000 SH       Shared-defined           1,700,000
EQUINIX INC                COM NEW        29444U502   368,209  4,300,000 SH       Shared-defined           4,300,000
GLOBAL CROSSING LTD        SHS NEW        G3921A175 1,240,726 45,117,292 SH       Shared-defined    1     45,117,292
ICICI BK LTD               ADR            45104G104    61,232  1,666,182 SH       Shared-defined    2      1,666,182
MYLAN LABS INC             COM            628530107    48,334  2,286,367 SH       Shared-defined    2      2,286,367
REPLIDYNE INC              COM            76028W107     3,584    644,591 SH       Shared-defined    2        644,591
SPDR TR                    UNIT SER 1     78462F103    55,229    388,936 SH       Shared-defined    1        388,936
STATS CHIPPAC LTD          SPONSORED ADR  85771T104       301     25,000 SH       Shared-defined              25,000
SUNTECH PWR HLDGS CO LTD   ADR            86800C104       209      6,027 SH       Shared-defined               6,027
TENARIS S A                SPONSORED ADR  88031M109   396,388  8,635,900 SH       Shared-defined           8,635,900
VICAL INC                  COM            925602104    24,004  4,980,079 SH       Shared-defined    2      4,980,079
WNS HOLDINGS LTD           SPON ADR       92932M101    19,670    675,000 SH       Shared-defined             675,000